NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Summary of Derivative Financial Instruments (Details) - EUR (€) € / shares in Units, € in Thousands			12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of liabilities [line items]
Fair value (in thousands of euros)	€ 0	€ 0	€ 0	€ 0	€ 129
Fair value (in thousands of euros)	€ 0	€ 0	€ 0	€ 0	€ 288
Convertible notes | Derivatives
Disclosure of fair value measurement of liabilities [line items]
Number of convertible notes outstanding (in shares)	0	0	0	0	48
Estimated conversion price (in euro per share)	€ 0	€ 0	€ 0	€ 0	€ 6.75
Expected term			0 years	0 years	30 days
Fair value (in thousands of euros)	€ 0	€ 0	€ 0	€ 0	€ 129
Warrants | Derivatives
Disclosure of fair value measurement of liabilities [line items]
Expected term	3 years	1 year			2 years
Number of warrants attached to convertible notes outstanding (in shares)	303,030	303,030	303,030	303,030	168,350
Price of underlying share (euro per share)	€ 0.37	€ 2.12	€ 0.37	€ 2.12	€ 7.11
Expected dividends	0.00%	0.00%			0.00%
Volatility	73.04%	47.33%			58.11%
Fair value (in thousands of euros)	€ 0	€ 0	€ 0	€ 0	€ 288